Participant Accounts (Tables)	12 Months Ended
Dec. 31, 2025
EDCP
EBP, Investment, Fair Value and NAV [Line Items]
Composition of the investment portfolio
The composition of the investment portfolio as of December 31 was:

Description	12/31/2025	Level 1	Level 2	Level 3
Money Market Fund	$40,260,526	$40,260,526	$—	$—
Mutual Funds	122,350,227	122,350,227	—	—
Common Stock	93,722,835	93,722,835	—	—
Total	$256,333,588	$256,333,588	$—	$—

Description	12/31/2024	Level 1	Level 2	Level 3
Money Market Fund	$40,043,259	$40,043,259	$—	$—
Mutual Funds	135,947,771	135,947,771	—	—
Common Stock	361,974,038	361,974,038	—	—
Total	$537,965,068	$537,965,068	$—	$—
Participant balances for all funds are maintained in shares. Share values are determined on a periodic basis. The total number of shares and share values as of December 31, 2025 and 2024, by fund, were as follows:

			2025
		Ticker	Total Number	Net Asset	Fair
	Investment Options	Symbol	of Shares	Share Value ($)	Value
	American Beacon Small Cap Value Fund
	Class Institutional	AVFIX	13,480.92	23.39	$315,319
	Fidelity Diversified International K6 Fund	FKIDX	73,829.12	17.72	1,308,252
	Fidelity Low-Priced Stock K6 Fund	FLKSX	161,478.94	15.60	2,519,071
	John Hancock Small Cap Core Fund Class A	JCCAX	—	15.93	—
	Oakmark Equity And Income Fund Class I	OAKBX	21,294.76	39.04	831,347
	PIMCO Total Return Fund Institutional Class	PTTRX	1,322,094.05	8.86	11,713,753
	Templeton World Fund Class A	TEMWX	—	17.77	—
*	The Progressive Corporation	PGR	411,570.51	227.72	93,722,835
	Vanguard Balanced Index Fund Institutional Shares	VBAIX	518,251.77	51.81	26,850,624
	Vanguard Federal Money Market Fund Investor Shares	VMFXX	40,260,525.95	1.00	40,260,526
	Vanguard Growth Index Fund Institutional Shares	VIGIX	46,822.37	251.15	11,759,438
	Vanguard Institutional Index Fund Institutional
	Plus Shares	VIIIX	53,584.02	552.07	29,582,131
	Vanguard Mid-Cap Index Fund Institutional Plus Shares	VMCPX	17,848.26	391.51	6,987,771
	Vanguard Small-Cap Index Fund
	Institutional Plus Shares	VSCPX	19,653.23	356.69	7,010,110
	Vanguard Total Bond Market Index Fund
	Institutional Plus Shares	VBMPX	1,269,898.32	9.77	12,406,907
	Vanguard Total International Stock Index Fund
	Institutional Shares	VTSNX	22,307.64	162.09	3,615,846
	Vanguard Value Index Fund Institutional Shares	VIVIX	92,976.79	74.51	6,927,701
	Wasatch Small Cap Growth Fund	WAAEX	13,959.80	37.39	521,957
					$256,333,588

*	Includes 319,023.03 common shares distributable in common shares.

			2024
		Ticker	Total Number	Net Asset	Fair
	Investment Options	Symbol	of Shares	Share Value ($)	Value
	American Beacon Small Cap Value Fund
	Class Institutional	AVFIX	12,196.94	24.65	$300,655
	Fidelity Diversified International K6 Fund	FKIDX	77,344.81	14.16	1,095,203
	Fidelity Low-Priced Stock K6 Fund	FLKSX	140,347.93	14.62	2,051,887
	John Hancock Small Cap Core Fund Class A	JCCAX	975.07	17.01	16,586
	Oakmark Equity And Income Fund Class I	OAKBX	29,615.11	35.95	1,064,663
	PIMCO Total Return Fund Institutional Class	PTTRX	1,435,682.94	8.48	12,174,591
	Templeton World Fund Class A	TEMWX	3,380.50	16.61	56,150
*	The Progressive Corporation	PGR	1,510,680.02	239.61	361,974,038
	Vanguard Balanced Index Fund Institutional Shares	VBAIX	372,227.97	48.49	18,049,334
	Vanguard Federal Money Market Fund Investor Shares	VMFXX	40,043,259.18	1.00	40,043,259
	Vanguard Growth Index Fund Institutional Shares	VIGIX	40,911.96	211.23	8,641,833
	Vanguard Institutional Index Fund Institutional
	Plus Shares	VIIIX	115,105.08	478.88	55,121,523
	Vanguard Mid-Cap Index Fund Institutional Plus Shares	VMCPX	19,230.66	356.11	6,848,230
	Vanguard Small-Cap Index Fund
	Institutional Plus Shares	VSCPX	18,654.44	332.37	6,200,175
	Vanguard Total Bond Market Index Fund
	Institutional Plus Shares	VBMPX	1,318,605.68	9.48	12,500,382
	Vanguard Total International Stock Index Fund
	Institutional Shares	VTSNX	26,316.88	126.72	3,334,875
	Vanguard Value Index Fund Institutional Shares	VIVIX	113,970.17	66.03	7,525,450
	Wasatch Small Cap Growth Fund	WAAEX	23,115.64	41.80	966,234
					$537,965,068

*	Includes 1,138,191.42 common shares distributable in common shares.